SUBSEQUENT EVENTS (Details Narrative)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Remuneration, description	Additionally, it set a minimum investment threshold of US$ 600 million for onshore developments and US$ 200 million for offshore developments.